Other Assets (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

The Company’s other assets as of September 30, 2025 and March 31, 2025 are as follows (in thousands):

	September 30,	March 31,
	2025	2025
Prepaid insurance	$210	$107
Rental deposit	9	9
Other	175	157
Total other assets	$394	$273

The Company’s other assets as of March 31, 2025 and 2024 are as follows (in thousands):

	As of March 31,
	2025	2024
Prepaid patent services	$-	$174
Prepaid insurance	107	65
Prepaid engineering services	-	50
Rental deposit	9	16
Technology licenses	-	11
Other	157	20
Total other assets	$273	336